Stock-Based Compensation	12 Months Ended
Dec. 31, 2017
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]
Stock-Based Compensation

In 2013, OGE Energy adopted, and its shareholders approved, the Stock Incentive Plan.  Under the Stock Incentive Plan, restricted stock, restricted stock units, stock options, stock appreciation rights and performance units may be granted to officers, directors and other key employees of OGE Energy and its subsidiaries. OGE Energy has authorized the issuance of up to 7,400,000 shares under the Stock Incentive Plan.

The following table summarizes OG&E's pre-tax compensation expense and related income tax benefit for the years ended December 31, 2017, 2016 and 2015 related to performance units and restricted stock for OG&E employees.

Year Ended December 31 (In millions)	2017	2016	2015
Performance units:
Total shareholder return	$2.5	$2.1	$2.4
Earnings per share	0.5	0.1	0.4
Total performance units	3.0	2.2	2.8
Restricted stock	—	—	0.1
Net compensation expense	$3.0	$2.2	$2.9
Income tax benefit	$1.2	$0.9	$1.1

OGE Energy has issued new shares to satisfy restricted stock grants and payouts of earned performance units.  In 2017, 2016 and 2015, there were 965 shares, 1,131 shares and 18,820 shares, respectively, of new common stock issued to OG&E's employees pursuant to OGE Energy's Stock Incentive Plan related to restricted stock grants (net of forfeitures) and payouts of earned performance units. In 2017, there were 146 shares of restricted stock returned to OGE Energy to satisfy tax liabilities.

Performance Units

Under the Stock Incentive Plan, OGE Energy has issued performance units which represent the value of one share of OGE Energy's common stock.  The performance units provide for accelerated vesting if there is a change in control (as defined in the Stock Incentive Plan).  Each performance unit is subject to forfeiture if the recipient terminates employment with OGE Energy or a subsidiary prior to the end of the primarily three-year award cycle for any reason other than death, disability or retirement.  In the event of death, disability or retirement, a participant will receive a prorated payment based on such participant's number of full months of service during the award cycle, further adjusted based on the achievement of the performance goals during the award cycle.

The performance units granted based on total shareholder return are contingently awarded and will be payable in shares of OGE Energy's common stock subject to the condition that the number of performance units, if any, earned by the employees upon the expiration of a primarily three-year award cycle (i.e., three-year cliff vesting period) is dependent on OGE Energy's total shareholder return ranking relative to a peer group of companies.  The performance units granted based on earnings per share are contingently awarded and will be payable in shares of OGE Energy's common stock based on OGE Energy's earnings per share growth over a primarily three-year award cycle (i.e., three-year cliff vesting period) compared to a target set at the time of the grant by the Compensation Committee of OGE Energy's Board of Directors. All of these performance units are classified as equity in OGE Energy's Consolidated Balance Sheets.  If there is no or only a partial payout for the performance units at the end of the award cycle, the unearned performance units are cancelled. Payout requires approval of the Compensation Committee of OGE Energy's Board of Directors. Payouts, if any, are all made in common stock and are considered made when the payout is approved by the Compensation Committee.

Performance Units – Total Shareholder Return

The fair value of the performance units based on total shareholder return was estimated on the grant date using a lattice-based valuation model that factors in information, including the expected dividend yield, expected price volatility, risk-free interest rate and the probable outcome of the market condition, over the expected life of the performance units.  Compensation expense for the performance units is a fixed amount determined at the grant date fair value and is recognized over the primarily three-year award cycle regardless of whether performance units are awarded at the end of the award cycle.  Dividends were not accrued or paid for awards prior to February 2014 and were therefore not included in the fair value calculation. Beginning with the February 2014 performance unit awards, dividends are accrued on a quarterly basis pending achievement of payout criteria and were therefore included in the fair value calculations.  Expected price volatility is based on the historical volatility of OGE Energy's common stock for the past three years and was simulated using the Geometric Brownian Motion process.  The risk-free interest rate for the performance unit grants is based on the three-year U.S. Treasury yield curve in effect at the time of the grant.  The expected life of the units is based on the non-vested period since inception of the award cycle.  There are no post-vesting restrictions related to OGE Energy's performance units based on total shareholder return.  The number of performance units granted based on total shareholder return and the assumptions used to calculate the grant date fair value of the performance units based on total shareholder return are shown in the following table.

	2017	2016	2015
Number of units granted to OG&E employees	85,501	105,076	90,098
Fair value of units granted	$41.76	$20.84	$31.02
Expected dividend yield	3.8%	3.5%	2.6%
Expected price volatility	19.8%	19.8%	16.9%
Risk-free interest rate	1.46%	0.88%	0.91%
Expected life of units (in years)	2.86	2.85	2.85

Performance Units – Earnings Per Share

The fair value of the performance units based on earnings per share is based on grant date fair value which is equivalent to the price of one share of OGE Energy's common stock on the date of grant.  The fair value of performance units based on earnings per share varies as the number of performance units that will vest is based on the grant date fair value of the units and the probable outcome of the performance condition.  OGE Energy reassesses at each reporting date whether achievement of the performance condition is probable and accrues compensation expense if and when achievement of the performance condition is probable.  As a result, the compensation expense recognized for these performance units can vary from period to period.  There are no post-vesting restrictions related to OGE Energy's performance units based on earnings per share. The number of performance units granted based on earnings per share and the grant date fair value are shown in the following table.

	2017	2016	2015
Number of units granted to OG&E employees	28,499	35,025	30,034
Fair value of units granted	$34.83	$26.59	$33.99

Restricted Stock

Under the Stock Incentive Plan, OGE Energy issued restricted stock to certain existing non-officer employees as well as other executives upon hire to attract and retain individuals to be competitive in the marketplace. The restricted stock vests in one-third annual increments.  Prior to vesting, each share of restricted stock is subject to forfeiture if the recipient ceases to render substantial services to OGE Energy or a subsidiary for any reason other than death, disability or retirement. These shares may not be sold, assigned, transferred or pledged and are subject to a risk of forfeiture.

The fair value of the restricted stock was based on the closing market price of OGE Energy's common stock on the grant date. Compensation expense for the restricted stock is a fixed amount determined at the grant date fair value and is recognized as services are rendered by employees over a primarily three-year vesting period. Also, OG&E treats its restricted stock as multiple separate awards by recording compensation expense separately for each tranche whereby a substantial portion of the expense is recognized in the earlier years in the requisite service period. Dividends are accrued and paid during the vesting period on restricted stock granted prior to July 2014; therefore, dividends are included in the fair value calculation for such restricted stock granted prior to July 2014.

For restricted stock granted after July 2014, dividends will only be paid on restricted stock awards that vest. Accordingly, for restricted stock granted after July 2014, only the present value of dividends expected to vest are included in the fair value calculations. The expected life of the restricted stock is based on the non-vested period since inception of the primarily three-year award cycle.  There are no post-vesting restrictions related to OGE Energy's restricted stock.   There were no restricted stock grants during 2017, 2016 or 2015.

A summary of the activity for OGE Energy's performance units and restricted stock applicable to OG&E's employees at December 31, 2017 and changes in 2017 are shown in the following table.

	Performance Units
	Total Shareholder Return			Earnings Per Share			Restricted Stock
(Dollars in millions)	Number of Units		Aggregate Intrinsic Value	Number of Units		Aggregate Intrinsic Value	Number of Shares	Aggregate Intrinsic Value
Units/shares outstanding at 12/31/16	236,581			78,864			1,796
Granted	85,501	(A)		28,499	(A)		—
Converted	(57,484)	(B)	$—	(19,164)	(B)	$—	N/A
Vested	N/A			N/A			(1,796)	$0.1
Forfeited	(7,805)			(2,602)			—
Employee migration	(4,543)	(C)		(1,514)	(C)		625
Units/shares outstanding at 12/31/17	252,250		$0.9	84,083		$2.5	625	$—
Units/shares fully vested at 12/31/17	73,092		$—	24,366		$0.4

(A)
For performance units, this represents the target number of performance units granted.  Actual number of performance units earned, if any, is dependent upon performance and may range from zero percent to 200 percent of the target.

(B)	These amounts represent performance units that vested at December 31, 2016 which were settled in February 2017.

(C)	Due to certain employees transferring between OG&E and OGE Energy.

A summary of the activity for OGE Energy's non-vested performance units and restricted stock applicable to OG&E's employees at December 31, 2017 and changes in 2017 are shown in the following table.

	Performance Units
	Total Shareholder Return			Earnings Per Share			Restricted Stock
	Number of Units		Weighted-Average Grant Date Fair Value	Number of Units		Weighted-Average Grant Date Fair Value	Number of Shares	Weighted-Average Grant Date Fair Value
Units/shares non-vested at 12/31/16	179,097		$25.12	59,700		$29.70	1,796	$35.45
Granted	85,501	(A)	$41.76	28,499	(A)	$34.83	—	$—
Vested	(73,092)		$31.02	(24,366)		$33.99	(1,796)	$35.38
Forfeited	(7,805)		$31.52	(2,602)		$31.20	—	$—
Employee migration	(4,543)	(B)	$29.84	(1,514)	(B)	$31.09	625	$31.92
Units/shares non-vested at 12/31/17	179,158		$30.26	59,717		$30.30	625	$31.92
Units/shares expected to vest	172,618	(C)		57,592	(C)		625

(A)
For performance units, this represents the target number of performance units granted.  Actual number of performance units earned, if any, is dependent upon performance and may range from zero percent to 200 percent of the target.

(B)	Due to certain employees transferring between OG&E and OGE Energy.

(C)	The intrinsic value of the performance units based on total shareholder return and earnings per share is $0.9 million and $2.0 million, respectively.

Fair Value of Vested Performance Units and Restricted Stock

A summary of OG&E's fair value for its vested performance units and restricted stock is shown in the following table.

Year Ended December 31 (In millions)	2017	2016	2015
Performance units:
Total shareholder return	$2.3	$2.0	$2.1
Earnings per share	0.4	—	—
Restricted stock	0.1	0.1	0.1

Unrecognized Compensation Cost

A summary of OG&E's unrecognized compensation cost for its non-vested performance units and restricted stock and the weighted-average periods over which the compensation cost is expected to be recognized are shown in the following table.

December 31, 2017	Unrecognized Compensation Cost (In millions)	Weighted Average to be Recognized (In years)
Performance units:
Total shareholder return	$2.9	1.77
Earnings per share	0.9	1.68
Total performance units	3.8
Restricted stock	—	1.58
Total	$3.8